Cover	Nov. 08, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 08, 2021
Entity Registrant Name	Jackson Financial Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40274
Entity Tax Identification Number	98-0486152
Entity Address, Address Line One	1 Corporate Way
Entity Address, City or Town	Lansing
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48951
City Area Code	517
Local Phone Number	381-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, Par Value $0.01 Per Share
Trading Symbol	JXN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001822993